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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
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   Address:      12400 High Bluff Drive, Suite 600
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                 San Diego, CA 92130
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Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI            San Diego, California     05/15/13
   -------------------------------  ---------------------   -------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: $ 5,200,641
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                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                       TITLE                VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                    OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED NONE
--------------------                  -------- ---------  ---------  ---------- --- ---- ------- -------- ---------- ------ ----
Harman International Industries Inc.    COM    413086109   $ 20,415     457,430 SH       SOLE                457,430
Ingersoll-Rand Public Limited Company   COM    G47791101   $515,343   9,368,172 SH       SOLE              9,368,172
SPDR S&P 500 ETF Trust                  COM    78462F103   $276,922   1,768,902 SH       SOLE              1,768,902
SPDR S&P MidCap 400 ETF Trust           COM    78467Y107   $172,086     820,552 SH       SOLE                820,552
Esterline Technologies Corp.            COM    297425100   $177,005   2,338,237 SH       SOLE              2,338,237
Mondelez International, Inc.            COM    609207105   $329,400  10,761,198 SH       SOLE             10,761,198
Tyco International Ltd.                 COM    H89128104   $101,606   3,175,200 SH       SOLE              3,175,200
PMC-Sierra, Inc.                        COM    69344F106   $121,183  17,847,255 SH       SOLE             17,847,255
Jos. A. Bank Clothiers, Inc.            COM    480838101   $ 29,929     750,100 SH       SOLE                750,100
iShares Russell Midcap Value Index      COM    464287473   $  3,933      69,000 SH       SOLE                 69,000
Medtronic, Inc.                         COM    585055106   $171,280   3,647,369 SH       SOLE              3,647,369
CVS Caremark Corporation                COM    126650100   $ 51,180     930,718 SH       SOLE                930,718
The Timken Company                      COM    887389104   $374,364   6,616,543 SH       SOLE              6,616,543
Illinois Tool Works Inc.                COM    452308109   $610,101  10,011,507 SH       SOLE             10,011,507
Hess Corporation                        COM    42809H107   $655,749   9,157,227 SH       SOLE              9,157,227
Ashland Inc.                            COM    044209104   $129,544   1,743,525 SH       SOLE              1,743,525
Guaranty Bancorp                        COM    40075T102   $ 36,943  17,592,000 SH       SOLE             17,592,000
Quest Diagnostics Incorporated          COM    74834L100   $233,089   4,129,115 SH       SOLE              4,129,115
Hewlett-Packard Company                 COM    428236103   $823,303  34,534,517 SH       SOLE             34,534,517
SPX Corporation                         COM    784635104   $367,266   4,651,287 SH       SOLE              4,651,287

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